Fees Summary	Jun. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,427,500
Previously Paid Amount	1,663.80
Total Fee Amount	4,199.16
Total Offset Amount
Net Fee	$ 2,535.36